Other expense	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Other expense

Note 8	Other expense

FOR THE YEAR ENDED DECEMBER 31	NOTE		2018	2017
Impairment of assets	15,	16	(200)	(82)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans (1)			(80)	76
Equity losses from investments in associates and joint ventures		17
Loss on investment			(20)	(22)
Operations			(15)	(9)
Loss on investments			(34)	(5)
Early debt redemption costs		22	(20)	(20)
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets			11	(47)
Other (1)			10	7
Total other expense			(348)	(102)

(1) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.

Impairment of assets
2018
Impairment charges in 2018 included $145 million allocated to indefinite-life intangible assets, and $14 million allocated to finite-life intangible assets. These impairment charges primarily relate to our French TV channels within our Bell Media segment. These impairments were the result of revenue and profitability declines from lower audience levels and subscriber erosion. The charges were determined by comparing the carrying value of the CGUs to their fair value less costs of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2019 to December 31, 2023, using a discount rate of 8.0% to 8.5% and a perpetuity growth rate of nil, as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $515 million at December 31, 2018. In the previous year’s impairment analysis, the company’s French Pay and French Specialty TV channels were tested for recoverability separately. In 2018, the CGUs were grouped to form one French CGU which reflects the evolution of the cash flows from our content strategies as well as the CRTC beginning to regulate Canadian broadcasters under a group licence approach based on language.
Additionally, in 2018, we recorded an indefinite-life intangible asset impairment charge of $31 million within our Bell Media segment as a result of a strategic decision to retire a brand.
2017

In 2017, we recorded impairment charges of $82 million, of which $70 million was allocated to indefinite-life intangible assets, and $12 million to finite-life intangible assets. The impairment charges relate to our music TV channels and two small market radio station CGUs within our Bell Media segment. These impairments were the result of revenue and profitability declines from lower audience levels. The charges were determined by comparing the carrying value of the CGUs to their fair value less costs of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2018 to December 31, 2022, using a discount rate of 8.5% and a perpetuity growth rate of nil, as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $67 million at December 31, 2017.

Equity losses from investments in associates and joint ventures
We recorded a loss on investment of $20 million in 2018 and 2017, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE’s joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Losses on investments
In 2018, we recorded losses on investments of $34 million which included a loss on an obligation to repurchase at fair value the minority interest in one of our subsidiaries.